Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Shareholder Report [Line Items]
Fund Name	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
Class Name	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
Trading Symbol	PUTD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.validusetfs.com. You can also request this information by contacting us at (866) 511-9979 or by writing to the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 511-9979
Additional Information Website	www.validusetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	$62	0.64%

The Fund commenced operations on August 9, 2023. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 15.98% - at NAV. This compares to the 15.81% gross total return of the Cboe® Validus S&P 500® Dynamic PutWrite Index and the 25.43% total return for the S&P 500® Index for the same period.

What Factors Influenced Performance

The Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index and during this period, the Fund had a strong total return of 15.98% - at NAV, outperforming the Index it tracks by 0.17%. It was over 97% correlated to the index based on daily returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (8/9/2023)
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF - at NAV	15.98%
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF - at Market	15.89%
S&P 500® Total Return Index	25.43%
Cboe® Validus S&P 500® Dynamic PutWrite Index	15.81%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,929,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 134,646
Investment Company, Portfolio Turnover	0.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$32,929
Number of Holdings	11
Total Management Fee	$134,646
Portfolio Turnover*	0%

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector/Security Type Breakdown (% of net assets)

(Excludes other financial instruments)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
United States Treasury Bill - 5.26%, 08/15/2024	48.7
United States Treasury Bill - 5.28%, 08/13/2024	41.1
First American Government Obligations Fund	0.1
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,675	-1.0
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,660	-0.5
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,650	-0.4
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,575	-0.3
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $568	-0.1
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $566	-0.0
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $565	-0.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective June 25, 2024, the Fund's distribution frequency was amended. The Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Not annualized for periods less than one year.